Columbia Short Duration Municipal Bond Fund
Third Quarter Report
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Short Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 3.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 3.2%
City of New York(a),(b)
Unlimited General Obligation Bonds
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.250%	2,850,000	2,850,000
New York City Municipal Water Finance Authority(a),(b)
Revenue Bonds
Series 2011 (JPMorgan Chase Bank)
06/15/2044	3.250%	1,000,000	1,000,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	3.250%	1,800,000	1,800,000
New York City Transitional Finance Authority Future Tax Secured Revenue(a),(b)
Revenue Bonds
Series 2018 (JPMorgan Chase Bank)
08/01/2045	3.250%	2,000,000	2,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.250%	2,000,000	2,000,000
Total			9,650,000
Total Floating Rate Notes (Cost $9,650,000)			9,650,000

Municipal Bonds 89.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 4.1%
Black Belt Energy Gas District(b)
Revenue Bonds
Gas Project
Series 2025A (Mandatory Put 05/01/32)
05/01/2056	5.250%	2,000,000	2,079,891
Series 2025E (Mandatory Put 05/01/35)
12/01/2055	5.000%	500,000	536,136
Black Belt Energy Gas District
Revenue Bonds
Series 2024C (Mandatory Put 07/01/31)
05/01/2055	5.000%	1,000,000	1,074,222
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2028	5.000%	1,750,000	1,859,625
10/01/2029	5.000%	1,500,000	1,625,595
Southeast Energy Authority A Cooperative District(b)
Revenue Bonds
Series 2025C (Mandatory Put 02/01/31)
05/01/2055	5.000%	2,000,000	2,138,477
Southeast Energy Authority A Cooperative District
Series 2025E
10/01/2030	5.000%	3,000,000	3,257,120
Total			12,571,066
Alaska 0.4%
State of Alaska
Unlimited General Obligation Refunding Bonds
Series 2025A
08/01/2029	5.000%	1,000,000	1,091,972
Arizona 2.1%
Chandler Industrial Development Authority(c)
Revenue Bonds
Intel Corp. Project
Series 2022-1 (Mandatory Put 09/01/27)
09/01/2042	5.000%	2,500,000	2,550,863
Series 2024 (Mandatory Put 06/01/29)
06/01/2049	4.000%	1,000,000	1,020,008
City of Phoenix Civic Improvement Corp.(c)
Revenue Bonds
Junior Lien - Airport
Series 2019B
07/01/2026	5.000%	990,000	999,567
Coconino County Pollution Control Corp.
Refunding Revenue Bonds
Nevada Power Co.
Series 2023 (Mandatory Put 03/31/26)
09/01/2032	4.125%	500,000	500,759
Sierra Vista Industrial Development Authority(d)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2034	5.000%	1,250,000	1,282,580
Total			6,353,777

Columbia Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 6.6%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019
09/01/2028	5.000%	1,000,000	1,065,056
California Community Choice Financing Authority(b)
Revenue Bonds
Clean Energy Project
Series 2024
01/01/2055	5.000%	1,000,000	1,055,273
Series 2024 (Mandatory Put 08/01/33)
01/01/2056	5.000%	2,000,000	2,193,805
California Municipal Finance Authority(c)
Revenue Bonds
Republic Services, Inc.
Series 2024 (Mandatory Put 03/01/34)
03/01/2054	3.875%	1,000,000	998,473
Corona-Norco Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002D (AGM)
09/01/2027	0.000%	2,000,000	1,925,659
Los Angeles Unified School District
Unlimited General Obligation Refunding Bonds
Series 2024A
07/01/2029	5.000%	3,000,000	3,311,622
San Diego County Regional Airport Authority(c)
Revenue Bonds
Private Activity
Series 2025
07/01/2031	5.000%	715,000	798,822
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
Second Series 2023A
05/01/2028	5.000%	5,000,000	5,258,672
Southern California Public Power Authority
Revenue Bonds
Clean Energy Project
Series 2024A (Mandatory Put 09/01/30)
04/01/2055	5.000%	1,000,000	1,066,645
William S Hart Union High School District(e)
Unlimited General Obligation Bonds
2001 Election
Series 2005B (AGM)
09/01/2026	0.000%	2,500,000	2,463,294
Total			20,137,321
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado 2.1%
City & County of Denver Airport System(c)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	1,925,000	2,000,788
Revenue Bonds
Series 2022A
11/15/2028	5.000%	2,500,000	2,660,407
Colorado Health Facilities Authority
Revenue Bonds
Aberdeen Ridge
Series 2021B
05/15/2028	2.125%	750,000	749,276
E-470 Public Highway Authority(f)
Refunding Revenue Bonds
Series 2024B (Mandatory Put 09/01/26)
0.7 x SOFR + 0.750% 09/01/2039	3.196%	1,000,000	998,418
Total			6,408,889
Connecticut 0.7%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Yale New Haven Health
Series 2024 (Mandatory Put 07/01/29)
07/01/2049	5.000%	500,000	538,478
Stamford Housing Authority
Revenue Bonds
Mozaic Concierge Living Project
Series 2025
10/01/2030	4.250%	1,000,000	1,014,151
State of Connecticut Special Tax Revenue
Revenue Bonds
Transportation Infrastructure
Series 2022A
07/01/2027	5.000%	130,000	135,113
Series 2022A Escrowed to Maturity
07/01/2027	5.000%	370,000	383,303
Total			2,071,045
District of Columbia 0.3%
Metropolitan Washington Airports Authority Aviation(c)
Refunding Revenue Bonds
Series 2024A
10/01/2027	5.000%	1,000,000	1,038,126
Columbia Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida 2.7%
City of South Miami Health Facilities Authority, Inc.(b)
Revenue Bonds
Baptist Health South Florida Obligated Group
Series 2025 (Mandatory Put 08/15/30)
08/15/2065	5.000%	1,000,000	1,076,531
County of Miami-Dade Seaport Department(c)
Refunding Revenue Bonds
Series 2023A
10/01/2027	5.000%	1,650,000	1,704,122
Duval County Public Schools
Certificate of Participation
Series 2022 (AGM)
07/01/2026	5.000%	2,125,000	2,148,255
Florida Development Finance Corp.(b)
Revenue Bonds
Waste Management, Inc. Project
Series 2025 (Mandatory Put 09/01/28)
09/01/2050	3.400%	200,000	200,574
Florida Local Government Finance Commission(d)
Revenue Bonds
Fleet Landing at Nocatee Project
Series 2025
11/15/2031	4.700%	400,000	406,113
Florida Municipal Power Agency
Refunding Revenue Bonds
All Requirements Power Supply Project
Series 2025A
10/01/2031	5.000%	820,000	927,181
Village Community Development District No. 13
Special Assessment Bonds
Series 2021
05/01/2026	1.800%	100,000	99,700
Village Community Development District No. 15(d)
Special Assessment Bonds
Series 2024
05/01/2029	3.750%	645,000	651,038
Village Community Development District No. 16
Special Assessment Bonds
Series 2025
05/01/2030	3.550%	900,000	907,234
Total			8,120,748
Georgia 1.9%
Development Authority of Burke County
Refunding Revenue Bonds
Georgia Power Company Plant Vogtle Project
Series 2024 (Mandatory Put 08/21/29)
12/01/2049	3.300%	1,000,000	1,010,333
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Development Authority of Burke County (The)
Refunding Revenue Bonds
Georgia Power Company Plant Vogtle Project
Series 2024 (Mandatory Put 03/12/27)
11/01/2053	3.375%	350,000	352,318
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	2,000,000	2,096,795
Series 2023C (Mandatory Put 09/01/30)
09/01/2053	5.000%	1,000,000	1,062,974
Series 2025A (Mandatory Put 06/01/32)
06/01/2055	5.000%	1,000,000	1,079,836
Total			5,602,256
Illinois 3.1%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Series 2012B
12/01/2033	5.000%	1,000,000	1,000,000
Illinois Finance Authority(f)
Refunding Revenue Bonds
Presbyterian Homes
Series 2021 (Mandatory Put 05/01/26)
Muni Swap Index Yield + 0.700% 05/01/2042	2.980%	1,250,000	1,247,259
Illinois Housing Development Authority
Revenue Bonds
Senior
Series 2016A
10/01/2031	3.125%	915,000	915,101
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2024
06/15/2029	5.000%	2,000,000	2,074,726
State of Illinois
Unlimited General Obligation Bonds
Series 2023B
05/01/2028	5.000%	300,000	315,826
05/01/2032	5.000%	3,500,000	3,939,653
Total			9,492,565
Indiana 2.1%
Indiana Finance Authority(c)
Refunding Revenue Bonds
Southern Indiana Gas and Electric Co. Projects
Series 2013 (Mandatory Put 08/01/28)
03/01/2038	4.000%	3,000,000	3,041,306

Columbia Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indianapolis Local Public Improvement Bond Bank(c)
Refunding Revenue Bonds
Indianapolis Airport Authority Project
Series 2023
01/01/2030	5.000%	1,000,000	1,081,749
Purdue University
Refunding Revenue Bonds
Series 2025A
07/01/2029	5.000%	1,120,000	1,219,107
07/01/2030	5.000%	900,000	1,000,557
Total			6,342,719
Iowa 1.3%
Iowa Finance Authority(c)
Revenue Bonds
Geno NW Iowa RNG, LLC Renewable Natural Gas Project
Series 2024 (Citibank NA) (Mandatory Put 04/01/26)
01/01/2042	3.875%	1,010,000	1,009,751
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	2,870,000	2,903,992
Total			3,913,743
Kentucky 1.1%
City of Henderson(c),(d)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2032	3.700%	800,000	806,530
Kentucky Public Energy Authority(b)
Refunding Revenue Bonds
Series 2025A (Mandatory Put 12/01/29)
06/01/2055	5.250%	2,400,000	2,553,750
Total			3,360,280
Louisiana 0.4%
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Entergy Louisiana LLC Project
Series 2021
06/01/2030	2.000%	1,250,000	1,180,772
Maryland 1.1%
Maryland Community Development Administration
Revenue Bonds
Villages at Marley Station
Series 2024
01/01/2029	3.300%	1,300,000	1,319,983
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Economic Development Corp.(c)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
11/12/2028	5.000%	2,000,000	2,012,819
Total			3,332,802
Massachusetts 2.6%
City of Quincy
Limited General Obligation Notes
BAN Series 2025
07/24/2026	5.000%	2,000,000	2,024,805
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Berklee College of Music
Series 2016
10/01/2029	5.000%	1,000,000	1,015,863
Massachusetts Educational Financing Authority(c)
Revenue Bonds
Senior Series 2022B
07/01/2029	5.000%	825,000	869,665
Massachusetts Housing Finance Agency
Revenue Bonds
Sustainable Bonds
Series 2025C-3
12/01/2029	3.100%	650,000	654,811
Massachusetts Port Authority(c)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2026	5.000%	1,000,000	1,009,124
Massachusetts School Building Authority
Refunding Revenue Bonds
Sustainable Bonds
Subordinated Series 2025
02/15/2030	5.000%	2,000,000	2,222,160
Total			7,796,428
Michigan 3.8%
Great Lakes Water Authority Water Supply System
Refunding Revenue Bonds
Series 2024A
07/01/2029	5.000%	2,250,000	2,448,095
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care
Series 2021D-1
10/15/2026	0.900%	2,495,000	2,462,534
10/15/2027	1.100%	1,650,000	1,592,993
Columbia Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan State Housing Development Authority
Revenue Bonds
Series 2024A (FHA HUD)
10/01/2029	3.625%	2,500,000	2,500,231
04/01/2030	3.700%	2,500,000	2,501,372
Total			11,505,225
Minnesota 0.2%
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2026	3.000%	250,000	249,273
Minnesota Housing Finance Agency(c)
Revenue Bonds
Series 2020D (GNMA)
07/01/2026	1.650%	360,000	357,048
Total			606,321
Missouri 1.7%
Health & Educational Facilities Authority of the State of Missouri(b)
Revenue Bonds
BJC Health System
Series 2025B (Mandatory Put 04/01/32)
04/01/2059	5.000%	1,000,000	1,129,374
Kansas City Industrial Development Authority(c)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2028	5.000%	1,645,000	1,718,133
03/01/2029	5.000%	2,165,000	2,303,633
Total			5,151,140
Nebraska 0.7%
Gretna Public Schools
Unlimited General Obligation Bonds
Series 2022B
12/15/2027	5.000%	2,080,000	2,086,020
Nevada 0.4%
Sparks Tourism Improvement District No. 1
Revenue Bonds
Legends At Sparks Marina
Series 2025
06/15/2028	3.875%	1,000,000	1,005,139
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	270,000	270,079
Total			1,275,218
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire 1.6%
New Hampshire Business Finance Authority(b),(c)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019A-3 (Mandatory Put 07/01/26)
07/01/2033	4.000%	1,180,000	1,181,288
New Hampshire Business Finance Authority(d)
Revenue Bonds
Grand Pines Project
Series 2025
06/01/2039	5.625%	500,000	500,852
Tamarron Project
Series 2024
12/01/2035	5.250%	700,000	699,943
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Dartmouth College
Series 2025A
06/01/2035	5.000%	2,000,000	2,388,147
Total			4,770,230
New Jersey 4.3%
Camden County Improvement Authority (The)
Revenue Bonds
Northgate I Apartment Project
Series 2024 (FHA) (Mandatory Put 03/01/26)
03/01/2027	5.000%	975,000	976,726
New Jersey Educational Facilities Authority(b)
Revenue Bonds
Princeton University
Series 2025A (Mandatory Put 07/01/31)
07/01/2064	5.000%	1,000,000	1,119,544
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Hospital Asset Transformation Program
Series 2017
10/01/2031	5.000%	2,000,000	2,104,596
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Series 2023B
12/01/2028	5.000%	4,000,000	4,216,736
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Series 2025M
04/01/2056	6.500%	500,000	565,689
Sustainable Bonds
Subordinated Series 2025D-2
11/01/2027	2.900%	1,125,000	1,125,559

Columbia Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Turnpike Authority
Revenue Bonds
Series 2025B
01/01/2031	5.000%	2,720,000	3,050,656
Total			13,159,506
New York 12.5%
City of New York
Unlimited General Obligation Bonds
Series 2024A
08/01/2029	5.000%	2,345,000	2,558,609
Unlimited General Obligation Refunding Bonds
Series 2023C
08/01/2027	5.000%	4,000,000	4,161,268
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021B
07/01/2027	4.000%	490,000	484,417
Long Island Power Authority
Refunding Revenue Bonds
Series 2023F
09/01/2029	5.000%	3,000,000	3,290,029
Revenue Bonds
Series 2024B (Mandatory Put 09/01/29)
09/01/2049	3.000%	2,500,000	2,498,650
Lowville Academy Central School District
Unlimited General Obligation Notes
RANS
Series 2025
10/07/2026	4.000%	1,000,000	1,006,773
New York City Housing Development Corp.(b)
Revenue Bonds
Series 2024F-2 (Mandatory Put 01/01/29)
11/01/2064	3.400%	1,125,000	1,136,330
Sustainable Development Bond
Series 2026
11/01/2065	3.250%	750,000	757,748
New York City Municipal Water Finance Authority
Refunding Revenue Bonds
Second General Resolution
Series 2025CC
06/15/2029	5.000%	1,400,000	1,530,625
New York City Transitional Finance Authority
Refunding Revenue Bonds
Subordinated Series 2024
11/01/2029	5.000%	1,500,000	1,644,655
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2031	1.900%	950,000	861,217
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2023A Escrowed to Maturity
03/15/2029	5.000%	3,250,000	3,510,305
Revenue Bonds
Series 2024A
03/15/2031	5.000%	1,700,000	1,926,578
Series 2025
10/01/2029	5.000%	1,050,000	1,154,174
New York State Dormitory Authority(b)
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2025 (Mandatory Put 07/01/32)
07/01/2049	5.000%	1,610,000	1,786,229
New York State Housing Finance Agency
Revenue Bonds
Sustainable Bonds
Series 2024A-2 (Mandatory Put 06/15/29)
06/15/2054	3.350%	800,000	804,807
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2026	2.250%	525,000	522,771
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2018-207
09/15/2029	5.000%	5,000,000	5,196,001
Series 2024-246
09/01/2028	5.000%	3,000,000	3,175,604
Total			38,006,790
North Carolina 0.9%
Cumberland County Industrial Facilities & Pollution Control Financing Authority(b),(c)
Revenue Bonds
Project Aero
Series 2025 (Mandatory Put 12/01/26)
12/01/2027	3.125%	2,000,000	2,001,631
North Carolina Turnpike Authority(e)
Refunding Revenue Bonds
Series 2016C
07/01/2026	0.000%	780,000	769,322
Total			2,770,953
Columbia Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 1.2%
Ohio Air Quality Development Authority(c)
Refunding Revenue Bonds
Duke Energy Corp. Project
Series 2022 (Mandatory Put 06/01/27)
11/01/2039	4.250%	2,500,000	2,539,967
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health Systems
Series 2024
01/01/2032	5.000%	1,000,000	1,136,301
Total			3,676,268
Oklahoma 1.5%
Oklahoma Industries Authority
Revenue Bonds
Oklahoma Public Schools Project
Series 2024
04/01/2032	5.000%	4,000,000	4,555,976
Oregon 0.2%
Lincoln County School District(e)
Unlimited General Obligation Bonds
Series 2025
06/15/2027	0.000%	650,000	659,172
Pennsylvania 4.8%
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System Obligated Group
Series 2020 (Mandatory Put 02/15/27)
04/01/2043	5.000%	3,350,000	3,394,450
Pennsylvania Economic Development Financing Authority(c)
Revenue Bonds
Republic Services
Series 2019 (Mandatory Put 10/15/25)
04/01/2034	3.250%	1,000,000	1,000,064
Pennsylvania Higher Education Assistance Agency(c)
Revenue Bonds
Series 2021A
06/01/2027	5.000%	1,315,000	1,342,231
Series 2025-1A
06/01/2032	5.000%	2,000,000	2,166,480
Pennsylvania Housing Finance Agency
Revenue Bonds
Series 2019-129
10/01/2034	2.950%	1,500,000	1,432,353
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Philadelphia Housing Authority
Revenue Bonds
PHADC Acquisition Program
Series 2025
03/01/2030	5.000%	2,000,000	2,169,100
Redevelopment Authority of the City of Philadelphia(c)
Refunding Revenue Bonds
Series 2015B
04/15/2027	5.000%	2,010,000	2,013,912
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
Asset Improvement Program
Series 2022
06/01/2027	5.000%	1,000,000	1,035,090
Total			14,553,680
Rhode Island 0.7%
Rhode Island Housing & Mortgage Finance Corp.(c)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2016
10/01/2026	2.650%	1,575,000	1,573,622
Rhode Island Student Loan Authority(c)
Revenue Bonds
Senior Program
Series 2019A
12/01/2035	2.875%	595,000	591,017
Total			2,164,639
South Carolina 1.2%
South Carolina Jobs-Economic Development Authority
Revenue Bonds
American Leadership Academy
Series 2025
06/15/2033	5.500%	1,000,000	999,160
Novant Health Obligated Group
Series 2024
11/01/2031	5.000%	1,500,000	1,682,912
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
International Paper Co. Project
Series 2023 (Mandatory Put 04/01/26)
04/01/2033	4.000%	850,000	850,998
Total			3,533,070

Columbia Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee 0.8%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Revenue Bonds
Vanderbilt University Medical Center
Series 2024
07/01/2029	5.000%	1,250,000	1,349,073
Rutherford County Health & Educational Facilities Board(b)
Refunding Revenue Bonds
Ascension Health Credit Group
Series 2025
11/15/2048	5.000%	1,000,000	1,097,737
Total			2,446,810
Texas 12.4%
Board of Regents of the University of Texas System
Revenue Bonds
Series 2025A
08/15/2028	5.000%	2,500,000	2,670,939
Central Texas Turnpike System
Refunding Revenue Bonds
Second Tier
Series 2024C
08/15/2031	5.000%	1,710,000	1,937,395
City of Houston Airport System(c)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2031	5.000%	3,250,000	3,589,582
City of Houston Airport System
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2033	5.250%	2,000,000	2,165,832
City of Houston Combined Utility System
Refunding Revenue Bonds
First Lien
Subordinated Series 2024A
11/15/2029	5.000%	500,000	550,059
City of San Antonio Electric & Gas System
Refunding Revenue Bonds
Series 2024D
02/01/2029	5.000%	350,000	377,122
County of Harris Toll Road
Refunding Revenue Bonds
Series 2023A
08/15/2028	5.000%	500,000	534,034
Cypress-Fairbanks Independent School District
Unlimited General Obligation Refunding Bonds
Series 2026
02/15/2028	5.000%	1,200,000	1,266,211
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dallas Fort Worth International Airport
Revenue Bonds
Series 2025A-1
11/01/2028	5.000%	1,000,000	1,059,733
Denton Independent School District
Unlimited General Obligation Bonds
Series 2023
08/15/2029	5.000%	1,750,000	1,912,638
Fort Bend Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025A
08/15/2026	5.000%	350,000	355,133
Harris County Cultural Education Facilities Finance Corp.
Revenue Bonds
Baylor College of Medicine
Series 2024
05/15/2029	5.000%	1,250,000	1,334,200
Lower Colorado River Authority
Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2025
05/15/2028	5.000%	1,500,000	1,586,480
Manor Housing Public Facility Corp.
Revenue Bonds
Tower Road Apartments
Series 2024 (FHA HUD) (Mandatory Put 05/01/28)
11/01/2042	3.400%	3,000,000	3,030,526
Matagorda County Navigation District No. 1
Refunding Revenue Bonds
Central Power & Light
Series 2023
05/01/2030	4.250%	2,500,000	2,619,659
Mesquite Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025
08/15/2028	5.000%	500,000	533,932
Mission Economic Development Corp.(b)
Revenue Bonds
Graphic Packaging International LLC Project
Series 2025 (Mandatory Put 06/01/30)
12/01/2064	5.000%	350,000	363,102
North Texas Municipal Water District Water System
Refunding Revenue Bonds
Series 2025
09/01/2027	5.000%	450,000	469,631
09/01/2030	5.000%	1,000,000	1,115,812
North Texas Tollway Authority
Refunding Revenue Bonds
Series 2023A
01/01/2027	5.000%	1,950,000	1,998,897
Columbia Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024A
01/01/2029	5.000%	1,000,000	1,076,881
San Antonio Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025
08/15/2027	5.000%	1,000,000	1,041,650
State of Texas
Unlimited General Obligation Refunding Bonds
Series 2025
10/01/2032	5.000%	1,500,000	1,738,947
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Health Resources System
Series 2025 (Mandatory Put 11/15/32)
11/15/2064	5.000%	750,000	842,246
Texas Home Collaborative
Revenue Bonds
1518 Apartments
Series 2023 (FHA) (Mandatory Put 10/01/26)
10/01/2041	5.000%	1,725,000	1,734,278
Texas Municipal Gas Acquisition & Supply Corp. IV
Revenue Bonds
Series 2023A (Mandatory Put 01/01/30)
01/01/2054	5.500%	1,500,000	1,601,471
Total			37,506,390
Utah 0.3%
Intermountain Power Agency
Revenue Bonds
Series 2023A
07/01/2029	5.000%	750,000	817,398
Vermont 0.8%
Vermont Student Assistance Corp.(c)
Revenue Bonds
Student Loan
Senior Series 2018A
06/15/2026	5.000%	1,375,000	1,384,140
Series 2022A
06/15/2028	5.000%	985,000	1,018,883
Total			2,403,023
Virginia 2.2%
Amelia County Industrial Development Authority(c)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2021
04/01/2027	1.450%	1,750,000	1,714,853
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fairfax County Redevelopment & Housing Authority(b)
Revenue Bonds
Dominion Square North Project
Series 2023 (Mandatory Put 01/01/28)
01/01/2045	5.000%	2,750,000	2,833,302
Virginia Beach Development Authority
Revenue Bonds
TEMPS 50 - Westminster-Canterbury on Chesapeake Bay
Series 2023
09/01/2029	5.375%	1,000,000	1,011,550
Virginia Housing Development Authority
Revenue Bonds
Series 2025A
09/01/2029	3.250%	1,000,000	1,003,092
Total			6,562,797
Washington 4.0%
City of Seattle
Unlimited General Obligation Bonds
Series 2015
12/01/2031	4.000%	1,810,000	1,811,037
Douglas County Public Utility District No. 1 Wells Hydroelectric Project(c)
Refunding Revenue Bonds
Series 2015A
09/01/2027	5.000%	830,000	830,862
Port of Seattle(c)
Refunding Revenue Bonds
Intermediate Lien
Series 2022
08/01/2028	5.000%	1,500,000	1,585,388
Revenue Bonds
Intermediate Lien
Series 2025B
10/01/2030	5.000%	695,000	763,014
Series 2018A
05/01/2028	5.000%	1,715,000	1,763,202
State of Washington(e)
Unlimited General Obligation Bonds
Series 2007E
12/01/2027	0.000%	2,345,000	2,242,982
Washington Health Care Facilities Authority(b)
Revenue Bonds
MultiCare Health System
Series 2025 (Mandatory Put 08/15/30)
08/15/2055	5.000%	3,000,000	3,234,022
Total			12,230,507

Columbia Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin 1.1%
Public Finance Authority(d)
Revenue Bonds
Bridgewater Project
RAN Series 2024
12/15/2030	5.625%	578,901	580,784
Public Finance Authority(d),(e)
Revenue Bonds
Driftwood Golf and Ranch Club Project
Series 2025
12/15/2039	0.000%	330,000	136,614
Wisconsin Health & Educational Facilities Authority(d)
Revenue Bonds
Forensic Science and Protective Medicine Collaboration, Inc. Project
Series 2024
08/01/2027	5.000%	2,500,000	2,519,652
Total			3,237,050
Total Municipal Bonds (Cost $269,181,636)			272,492,692

Municipal Short Term 5.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 1.1%
City of Los Angeles
Revenue Notes
Series 2025
06/25/2026	2.070%	3,200,000	3,236,672
Illinois 0.2%
Illinois Finance Authority(b),(d)
Revenue Bonds
Series 2025 (Mandatory Put 07/02/35)
12/01/2043	4.470%	450,000	468,167
Indiana 0.1%
Indiana Finance Authority(b),(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2012 (Mandatory Put 12/01/23)
05/01/2028	3.440%	375,000	375,086
Massachusetts 1.3%
Pioneer Valley Transit Authority
Revenue Notes
Series 2025
07/10/2026	2.700%	3,000,000	3,016,359
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Town of Hudson
Limited General Obligation Notes
Series 2025
06/11/2026	3.500%	1,000,000	1,005,131
Total			4,021,490
Michigan 0.3%
Michigan Finance Authority
Revenue Notes
Series 2025
07/20/2026	2.290%	1,000,000	1,012,407
Mississippi 0.3%
Mississippi Business Finance Corp.(c)
Revenue Bonds
Waste Management, Inc. Project
Series 2019
03/01/2027	3.230%	1,000,000	1,010,753
New Jersey 0.3%
City of Newark
Limited General Obligation Notes
BAN Series 2025
05/07/2026	2.810%	1,000,000	1,004,266
New York 1.1%
Town of Potsdam
Limited General Obligation Notes
Series 2025
07/23/2026	2.960%	1,000,000	1,004,619
Village of Bergen
Unlimited General Obligation Notes
Series 2025
08/27/2026	2.960%	2,400,000	2,413,426
Total			3,418,045
Wisconsin 0.4%
PMA Levy & Aid Anticipation Notes Program
Revenue Bonds
Series 2025
09/24/2026	2.680%	1,000,000	1,014,553
Total Municipal Short Term (Cost $15,501,150)			15,561,439
Columbia Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Short Duration Municipal Bond Fund, January 31, 2026 (Unaudited)

Money Market Funds 0.9%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.029%(g)	2,627,524	2,627,787
Total Money Market Funds (Cost $2,627,524)		2,627,787
Total Investments in Securities (Cost $296,960,310)		300,331,918
Other Assets & Liabilities, Net		2,664,042
Net Assets		$302,995,960
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2026.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $8,322,352, which represents 2.75% of total net assets.

(e)	Zero coupon bond.
(f)	Variable rate security. The interest rate shown was the current rate as of January 31, 2026.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2026.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Short Duration Municipal Bond Fund  | 2026

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3QT223_04_T01_(03/26)